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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [ ]; Amendment Number:
   This Amendment (Check only one.): [ ] is a restatement
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             Cincinnati Financial Corporation
Address:          6200 South Gilmore Road
                  Fairfield, Ohio 45014

13F File Number:           028-10798

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Kenneth S. Miller
Title:   Sr. Vice President
Phone:   (513) 870-2633

Signature, Place and Date of Signing:

    /s/Kenneth S. Miller          Fairfield, Ohio         October 24, 2005


Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:

Cincinnati Insurance Company 13F File No. 28-10753
Cincinnati Casualty Company 13F File No. 28-10755
Cincinnati Indemnity Company 13F File No. 28-10756
Cincinnati Life Insurance Company 13F File No. 28-10754
CinFin Capital Management 13F File No. 28-5597



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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers                       0

Form 13F Information Table Entry Total:                29

Form 13F Information Table Value Total          2,424,529

List of Other Included Managers:                     None






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

                                                     FORM 13F INFORMATION TABLE

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COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
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NAMES OF           TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
ACCO BRANDS CORP    COMMON       00081T108        1,492      52,878   SH               SOLE                  52,878       --     --
ALLTEL CORP         COMMON       020039103      509,263   7,821,584   SH               SOLE               7,821,584       --     --
ARCHSTONE-SMITH
  TRUST             COMMON       039583109        3,010      75,500   SH               SOLE                  75,500       --     --
BB & T CORP         COMMON       054937107        8,786     225,000   SH               SOLE                 225,000       --     --
CINERGY CORP        COMMON       172474108        4,441     100,000   SH               SOLE                 100,000       --     --
EXXON MOBIL
  CORPORATION       COMMON       30231G102      102,558   1,614,066   SH               SOLE               1,614,066       --     --
FIFTH THIRD
  BANCORP           COMMON       316773100      998,997  27,183,604   SH               SOLE              27,183,604       --     --
FIRST FINANCIAL
  BANCORP           COMMON       320209109       45,886   2,465,644   SH               SOLE               2,465,644       --     --
FIRST MERIT
  CORPORATION       COMMON       337915102      140,648   5,250,000   SH               SOLE               5,250,000       --     --
FORTUNE BRANDS INC  COMMON       349631101       18,299     225,000   SH               SOLE                 225,000       --     --
HILLENBRAND
  INDUSTRIES        COMMON       431573104       23,525     500,000   SH               SOLE                 500,000       --     --
HUNTINGTON
  BANCSHARES INC    COMMON       446150104        3,060     136,200   SH               SOLE                 136,200       --     --
JEFFERSON PILOT
  CORP              COMMON       475070108        3,838      75,000   SH               SOLE                  75,000       --     --
JOHNSON & JOHNSON   COMMON       478160104       31,640     500,000   SH               SOLE                 500,000       --     --
LINCOLN NATIONAL
  CORP              COMMON       534187109        2,601      50,000   SH               SOLE                  50,000       --     --
MEDTRONIC INC       COMMON       585055106        9,384     175,000   SH               SOLE                 175,000       --     --
MICROSOFT CORP      COMMON       594918104       19,298     750,000   SH               SOLE                 750,000       --     --
NATIONAL CITY
  CORPORATION       COMMON       635405103       30,096     900,000   SH               SOLE                 900,000       --     --
PNC FINANCIAL
  SERVICES GROUP    COMMON       693475105      153,811   2,651,000   SH               SOLE               2,651,000       --     --
PEOPLES COMMUNITY
  BANCORP           COMMON       71086E107        2,135     100,000   SH               SOLE                 100,000       --     --
PFIZER INC          COMMON       717081103        6,243     250,000   SH               SOLE                 250,000       --     --
PIEDMONT NATURAL
  GAS               COMMON       720186105       63,438   2,520,400   SH               SOLE               2,520,400       --     --
PROCTER & GAMBLE
  CORPORATION       COMMON       742718109       35,676     600,000   SH               SOLE                 600,000       --     --
SKY FINANCIAL
  GROUP INC         COMMON       83080P103       96,279   3,425,068   SH               SOLE               3,425,068       --     --
SYSCO CORP          COMMON       871829107       14,681     468,000   SH               SOLE                 468,000       --     --
U S BANCORP         COMMON       902973304       65,544   2,334,200   SH               SOLE               2,334,200       --     --
WACHOVIA CORP.      COMMON       929903102        2,841      59,700   SH               SOLE                  59,700       --     --
WELLS FARGO & CO    COMMON       949746101       13,178     225,000   SH               SOLE                 225,000       --     --
WYETH               COMMON       983024100       13,881     300,000   SH               SOLE                 300,000       --     --
                                              2,424,529  61,032,844                                      61,032,844
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